Related Party Transactions (Details) - Schedule of Transactions with Related Parties - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Transportation services to Fujian Bafang [Member]
Related Party Transaction [Line Items]
Transactions with related parties		$ 18
Related Party [Member]
Related Party Transaction [Line Items]
Total		18
Transportation services from Fujian Bafang [Member]
Related Party Transaction [Line Items]
Transactions with related parties	472	431
Lease services from Fuzhou Tianyu [Member]
Related Party Transaction [Line Items]
Transactions with related parties	$ 109	$ 152